Stock Option Plans and Agreements	6 Months Ended
Jun. 30, 2022
Stock Option Plans and Agreements
Stock Option Plans and Agreements

Note 9. Stock Option Plans and Agreements

The Company has approved stock option plans and agreements covering up to an aggregate of 217,394 shares of common stock. Such options may be designated at the time of grant as either incentive stock options or nonqualified stock options. Stock based compensation consists of charges for stock option awards to employees, directors and consultants.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. 1,267 options were granted for the six months ended June 30, 2022. 7,667 options were granted for the six months ended June 30, 2021. The following assumptions were used for the six months ended June 30, 2022.

Risk-free interest rate	1.26%-3.35%
Expected dividend yield	0%
Expected stock price volatility	110%-130%
Expected life of options (years)	2.75

The Company recorded expense for options issued to employees and independent service providers of $51,708 and $52,631 for the three and six months ended June 30, 2022, respectively ($81,920 and $110,168 for the three and six months ended June 30, 2021).

4,800 options vested during the six months ended June 30, 2022.

The Company issued 10,000 performance-based stock options during 2021 at $18.375 per share to an executive of the Company. Certain revenue targets must be made to grant the options in three tranches of 3,334 shares each. In the three months ended June 30, 2022, the Company amended the targets for these options and recognized one third of the compensation in the amount of $45,275. The remaining unrecognized compensation expense for these options was approximately $90,550 at June 30, 2022.

A summary of all stock option activity for the six months ended June 30, 2022 follows:

	Number of	Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Term	Value
Outstanding at December 31, 2021	143,401	$5.85
Granted	1,267	9.75
Expired	(4,634)	3.30
Outstanding at June 30, 2022	140,034	$5.92	2.9 years	$870,900

At June 30, 2022- vested or
expected to vest	133,234	$5.33	2.9 years	$870,900
Exercisable	133,234	$5.33	2.9 years	$870,900